Restatement of Previously Issued Financial Statements - Additional Information (Details) - USD ($)	4 Months Ended
	Dec. 31, 2020	Oct. 23, 2020
Accounting Changes and Error Corrections [Abstract]
Impact of restatement on net cash flows from operating, investing or financing activities	$ 0
Increase in derivative liabilities		$ 25,500,000